Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Issued Capital

b) Issued

Shareholders’ capital	Common Shares	Amount
Balance, December 31, 2023	77,588,538	$2,175.1
Issued pursuant to equity compensation plans (1)	581,084	2.5
Repurchase of common shares for cancellation	(4,484,820)	(41.7)
Tax on repurchases of common shares (2)	-	(0.7)
Balance, December 31, 2024	73,684,802	2,135.2
Issued pursuant to equity compensation plans (1)	1,210,911	5.4
Repurchase of common shares for cancellation	(7,621,387)	(54.9)
Tax on repurchases of common shares (2)	-	(0.9)
Balance, December 31, 2025	67,274,326	$2,084.8

(1)
Upon vesting or exercise of equity awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.
(2)
Includes tax associated with common share repurchases less common share issuances under the Company's share-based compensation plans.

Summary of Normal Course Issuer Bid Program

The Company's NCIB program consisted of the following:

	Year ended December 31
	2025	2024
Number of common shares repurchased	7,621,387	4,484,820
Total consideration for common shares repurchased	$54.9	$41.7
Average price per share	$7.20	$9.30

Summary of Other Reserves

	Year ended December 31
Other Reserves	2025	2024
Balance, beginning of year	$108.6	$104.1
Share-based compensation expense	8.3	8.2
Net benefit on options exercised (1)	(7.3)	(3.7)
Balance, end of year	$109.6	$108.6

(1)
Upon exercise of options, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.